Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventories Abstract [Abstract]
Schedule of inventories

	06.30.19	06.30.18
Crops	2,049	1,778
Materials and supplies	998	571
Seeds and fodders	210	241
Sugarcane	-	2
Beef	104	101
Agricultural inventories	3,361	2,693
Good for resale and supplies	2	-
Telephones and others communication equipment	1,098	921
Others	19	59
Total inventories	4,480	3,673